SALE-LEASEBACK TRANSACTION - OPERATING LEASE	10 Months Ended
Dec. 31, 2017
Leases [Abstract]
SALE-LEASEBACK TRANSACTION - OPERATING LEASE

NOTE 7  SALE-LEASEBACK TRANSACTION - OPERATING LEASE

On February 25, 1999, the Company entered into a sale-leaseback arrangement whereby the Company sold its land and building at 24 Carpenter Road in Chester, New York and leased it back for a period of twenty years. The leaseback is accounted for as an operating lease. The gain of $0.5 million realized in this transaction has been deferred and is amortized to income in proportion to rental expense over the term of the related lease.

At December 31, 2017, minimum future rental payments are:

Year	Minimum Rental Payments

2018	132,504
2019	22,084
$154,588

Rent expense for the ten months ended December 31, 2017 was $110,420, and for the twelve months ended February 28, 2017 was $132,504.